AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2015
AVAILABLE-FOR-SALE INVESTMENTS

8. AVAILABLE-FOR-SALE INVESTMENTS

Investment in Youjia Group Limited (“Youjia”)

In November 2011, the Group acquired 925,926 redeemable and convertible preferred shares of Youjia, a mobile social application developer based in the PRC, for a consideration of US$1.0 million. The Group’s investment represented 6.67% of Youjia’s equity interest on an as converted basis as of December 31, 2011. The Group recorded the investment in Youjia as an available-for-sale investment as the redeemable convertible preference share is in substance a debt security. During 2013, based on an evaluation of the financial results and condition of Youjia, the Group provided full impairment provision of Youjia.

In April 2014, the Group disposed all of its shares in Youjia to a third party for a cash consideration of US$1.0 million (RMB6.3 million), a gain of RMB6.3 million (US$1.0 million) for the year ended December 31, 2014 is recognized upon disposal.